Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	T. Rowe Price State Tax-Free Income Trust
Prospectus Date		rr_ProspectusDate	Jul. 01, 2015
Maryland Tax-Free Money Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	SUMMARY Maryland Tax-Free Money Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and Maryland state and local income taxes.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will invest at least 65% of its total assets in Maryland municipal securities, and at least 80% of the fund’s income is expected to be exempt from federal and Maryland state and local income taxes. The fund is a money fund managed in compliance with Rule 2a-7 under the Investment Company Act of 1940. The fund is managed to provide a stable share price of $1.00 by investing in high-quality U.S. dollar-denominated municipal money market securities. The fund’s weighted average maturity will not exceed 60 days, the fund’s weighted average life will not exceed 120 days, and the fund will not purchase any security with a remaining maturity longer than 397 calendar days (unless otherwise permitted by Rule 2a-7). When calculating its weighted average maturity, the fund may shorten its maturity by using the interest rate resets of certain adjustable rate securities. The fund may not take into account these resets when calculating its weighted average life.

The fund buys securities within the two highest short-term rating categories assigned by established credit rating agencies or, if unrated, deemed to be of comparable quality by T. Rowe Price. All securities purchased by the fund present minimal credit risk in the opinion of T. Rowe Price. In selecting securities for the fund, the portfolio manager may examine relationships among yields of various types and maturities of money market securities in the context of interest rate outlooks. The fund’s yield will fluctuate with changes in short-term interest rates.

Up to 20% of the fund’s income could be derived from securities that are subject to the alternative minimum tax.

The fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary from the state’s general obligation securities. From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, utilities, or private activity bonds.

The fund may also invest in obligations of the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) whose interest is exempt from federal and Maryland state and local income taxes. These securities are generally purchased when they offer a comparably attractive combination of risk and return.

Due to seasonal variations in the supply of suitable Maryland municipal securities, the fund may invest in other municipal securities whose interest is exempt from federal but not Maryland income taxes. While efforts will be made to minimize such investments, they could comprise up to 10% of the fund’s annual income.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher-yielding securities.
Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there can be no guarantee the fund will achieve its objective. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money funds have experienced significant pressures from shareholder redemptions, issuer credit downgrades, illiquid markets, and historically low yields on the securities they can hold. There have been a very small number of money funds in other fund complexes that have “broken the buck,” which means that those funds’ investors did not receive $1.00 per share for their investment in those funds. You should be aware that the fund’s investment adviser is under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. The potential for realizing a loss of principal in the fund could derive from:

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Rule 2a-7 under the Investment Company Act of 1940 requires that money funds purchase securities that, at the time of investment, are rated in the two highest short-term credit rating categories. However, the credit quality of the securities held by the fund may change rapidly in certain market environments.

Interest rate risk This is the risk that a decline in interest rates will lower a fund’s yield, or that a rise in the overall level of interest rates will cause a decline in the prices of fixed income securities held by a fund. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This is a disadvantage when interest rates are falling because the fund would have to reinvest at lower interest rates. During periods of extremely low or negative short-term interest rates, the fund may not be able to maintain a positive yield or yields on par with historical levels. In addition, the fund’s investment adviser may discontinue its voluntary waiver of the fund’s management fee at any time, which could also negatively affect the fund’s yield.

Municipal securities risk The fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers. Income from municipal securities held by the fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipality. In addition, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax. Any fund investments in obligations of Puerto Rico or U.S. territories involve additional credit and tax risks.

Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. For example: health care can be negatively impacted by rising expenses and dependency on third party reimbursements; transportation can be negatively impacted by declining revenues or unexpectedly high construction costs; utilities are subject to governmental rate regulation; and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support.

State-specific risk This refers to the risk that developments in Maryland will adversely affect the securities held by the fund. Because the fund invests primarily in securities issued by Maryland and its municipalities, it is more vulnerable to unfavorable developments in Maryland than are funds that invest in municipal securities of many states. Adverse developments in an economic sector may have far-reaching impacts on the overall Maryland municipal securities market. A bond default or credit rating downgrade, or even negative perceptions of the ability to make timely bond payments, involving only a small number of Maryland municipal securities issuers could affect the market values and marketability of all Maryland municipal securities.

As of May 1, 2015, the state of Maryland’s general obligation debt was rated Aaa by Moody’s Investors Service, Inc. (Moody’s) and AAA by Standard & Poor’s Rating Services (S&P) and Fitch Ratings (Fitch). All three agencies have assigned a stable outlook.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, which could cause the fund to liquidate its assets at inopportune times or at a depressed value and affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations and the fund’s organizational documents. The secondary market for certain municipal bonds tends to be less developed and liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices.

Regulatory reform risk The SEC has adopted amendments to the rules applicable to money market funds, which will fundamentally change the way that certain money market funds will be required to operate. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund (e.g., whether or not it focuses its investments on government securities) and type of investors (e.g., whether it only allows natural persons to invest). Most of the amendments will not become effective until 2016, and the impact and steps that money market funds will need to take to comply with the rule changes are still being evaluated. Once implemented, the changes could significantly affect a money fund’s operations and increase the fund’s costs, which would result in reduced yields and lower return potential.
Risk Lose Money [Text]		rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]		rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of future performance.
Bar Chart [Heading]		rr_BarChartHeading	Maryland Tax-Free Money Fund Calendar Year Returns
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/07	0.81%
Worst Quarter	12/31/14	0.00%
The fund’s return for the three months ended 3/31/15 was 0.00%.
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2014
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
Maryland Tax-Free Money Fund | Maryland Tax-Free Money Fund
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)		rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee		rr_RedemptionFeeOverRedemption	none
Maximum account fee	[1]	rr_MaximumAccountFee	$ 20
Management fees		rr_ManagementFeesOverAssets	0.39%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	[2]	rr_ExpensesOverAssets	0.58%
1 year		rr_ExpenseExampleYear01	$ 59
3 years		rr_ExpenseExampleYear03	186
5 years		rr_ExpenseExampleYear05	324
10 years		rr_ExpenseExampleYear10	$ 726
2005		rr_AnnualReturn2005	1.91%
2006		rr_AnnualReturn2006	2.93%
2007		rr_AnnualReturn2007	3.14%
2008		rr_AnnualReturn2008	1.82%
2009		rr_AnnualReturn2009	0.15%
2010		rr_AnnualReturn2010	0.01%
2011		rr_AnnualReturn2011	0.01%
2012		rr_AnnualReturn2012	0.01%
2013		rr_AnnualReturn2013	0.01%
2014		rr_AnnualReturn2014	0.01%
Year to Date Return, Label		rr_YearToDateReturnLabel	The fund's return for the three months ended
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2007
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	0.81%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
1 Year		rr_AverageAnnualReturnYear01	0.01%
5 Years		rr_AverageAnnualReturnYear05	0.01%
10 Years		rr_AverageAnnualReturnYear10	0.99%
Maryland Tax-Free Money Fund | Lipper Other States Tax-Exempt Money Market Funds Average
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.02%
5 Years		rr_AverageAnnualReturnYear05	0.02%
10 Years		rr_AverageAnnualReturnYear10	1.01%

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	The figure shown in the fee table does not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure includes the effect of voluntary management fee waivers.